Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2012	May 07, 2012 Common Stock	May 07, 2012 Preferred Stock
Entity Registrant Name	AquaLiv Technologies, Inc.
Entity Central Index Key	0001418115
Document Type	S-1
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 267,123,022
Entity Common Stock, Shares Outstanding		414,024,625	991,618
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012